   As filed with the Securities and Exchange Commission on April 13, 2001

                                                     Registration No.  333-32110
                                                                       811-09847


                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             WASHINGTON, D.C. 20549

                                PRIVILEGE SELECT

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.
                                                     ---
                        Post-Effective Amendment No.  2
                                                     ---

                                       and

                          REGISTRATION STATEMENT UNDER
                        THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 3

                             SEPARATE ACCOUNT VA E
                          (Exact Name of Registrant)

                       PFL LIFE VARIABLE ANNUITY ACCOUNT E
                          (Former Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           PFL LIFE INSURANCE COMPANY
                          (Former Name of Depositor)

                             4333 Edgewood Road N.E.
                           Cedar Rapids, IA 52499-0001
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (319) 297-8468

                               Frank A. Camp, Esq.
                      Transamerica Life Insurance Company
                            4333 Edgewood Road, N.E.
                           Cedar Rapids, IA 52499-0001
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Frederick R. Bellamy, Esq.
                       Sutherland, Asbill and Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies
------------------------------------

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
---

        on _________ pursuant to paragraph (b) of Rule 485
---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---

 X      on May 1, 2001  pursuant to paragraph (a)(1) of Rule 485
---
        75 days after filing pursuant to paragraph (a)(2)
---
        on ___________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 X  This post-effective amendment designates a new effective date for a
---
previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 2, 2001. Parts A, B and C of the prior filing (Post-Effective Amendment No. 1 to Form N-4,
File No. 333-32110) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 13th day of April, 2001.

                                  SEPARATE ACCOUNT VA E
                                  (Formerly PFL Life Variable Annuity Account E)

                                  TRANSAMERICA LIFE INSURANCE COMPANY
                                  (Formerly PFL Life Insurance Company)
                                  Depositor
                                                                              *
                                  _____________________________________________
                                  Larry N. Norman
                                  President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                         Title                   Date
---------------------  -----------------------------  --------------

                    *  Director                               , 2001
---------------------
Patrick S. Baird

/s/ Craig D. Vermie    Director                       April 13, 2001
---------------------
Craig D. Vermie

                    *  Director                               , 2001
---------------------  (Principal Executive Officer)
Larry N. Norman

                    *  Director                               , 2001
---------------------
Bart Herbert, Jr.

                    *  Director                               , 2001
---------------------
Douglas C. Kolsrud

                    *  Vice President and                     , 2001
---------------------  Corporate Controller
Robert J. Kontz

                    *  Treasurer                              , 2001
---------------------
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact